REVENUE RECOGNITION (Tables)	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Summary of Disaggregated Revenues

The following table summarizes the Company’s disaggregated revenues as presented in the Consolidated Statement of Operations for the three months and nine months ended September 30, 2020 and 2019 by revenue type, and by the applicable accounting standard.

	Three months ended September 30, 2020			Three months ended September 30, 2019
	Topic 840	Topic 606	Total	Topic 840	Topic 606	Total
Revenues:
New and used equipment sales	$—	$97.9	$97.9	$—	$61.1	$61.1
Parts sales	—	35.5	35.5	—	22.9	22.9
Service revenue	—	35.5	35.5	—	27.3	27.3
Rental revenue	32.2	—	32.2	27.8	—	27.8
Rental equipment sales	—	19.5	19.5	—	10.7	10.7

Net revenue	$32.2	$188.4	$220.6	$27.8	$122.0	$149.8

	Nine months ended September 30, 2020			Nine months ended September 30, 2019
	Topic 840	Topic 606	Total	Topic 840	Topic 606	Total
Revenues:
New and used equipment sales	$—	$275.2	$275.2	$—	$167.1	$167.1
Parts sales	—	92.3	92.3	—	60.0	60.0
Service revenue	—	94.1	94.1	—	67.2	67.2
Rental revenue	83.4	—	83.4	66.9	—	66.9
Rental equipment sales	—	48.2	48.2	—	26.8	26.8

Net revenue	$83.4	$509.8	$593.2	$66.9	$321.1	$388.0